Utility Plant	12 Months Ended
Dec. 31, 2013
Regulated Operations [Abstract]
Utility Plant

Note 2 – Utility Plant

Net utility plant as of December 31, 2013 and 2012 was as follows (thousands of dollars):

December 31,	2013	2012
Gas plant:
Storage	$21,282	$20,503
Transmission	313,306	301,505
Distribution	4,410,598	4,224,560
General	324,490	310,936
Other	182,793	161,996

	5,252,469	5,019,500
Less: accumulated depreciation	(1,868,504)	(1,750,795)
Acquisition adjustments, net	730	911
Construction work in progress	101,413	74,178

Net utility plant	$3,486,108	$3,343,794

Depreciation and amortization expense on gas plant was as follows (thousands of dollars):

	2013	2012	2011
Depreciation and amortization expense	$185,283	$182,612	$172,712

Operating Leases and Rentals.    Southwest leases a portion of its corporate headquarters office complex in Las Vegas. A lease on the administrative offices in Phoenix recently expired. A new facility was acquired to replace the previously leased facility. The Company owns the new facility which is included in net utility plant above. The table below presents the rental payments and the current term expiration dates. The corporate headquarters lease has optional renewal terms available and the Company will consider alternatives at that time.

	2014	2015	2016	2017	2018
(In thousands)
Corporate headquarters (expires in 2017)	$2,190	$2,270	$2,343	$1,194	$—
Phoenix administrative offices (expired in 2014)	243	—	—	—	—

In addition to the above, the Company leases certain office and construction equipment. The majority of these leases are short-term. These leases are accounted for as operating leases and, for the gas segment, are also treated as such for regulatory purposes. NPL has various short-term operating leases of equipment and temporary office sites. The table below presents Southwest rental payments and NPL lease payments that are included in operating expenses (in thousands):

	2013	2012	2011
Southwest Gas	$8,308	$7,762	$7,812
NPL	27,118	24,054	19,017

Consolidated rental payments/lease expense	$35,426	$31,816	$26,829

The following is a schedule of future minimum lease payments for significant non-cancelable operating leases (with initial or remaining terms in excess of one year) as of December 31, 2013 (thousands of dollars):

Year Ending December 31,
2014	$6,780
2015	5,231
2016	4,370
2017	2,716
2018	928
Thereafter	1,206

Total minimum lease payments	$21,231